Consolidated Statements of Cash Flows (FY) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Net loss	$ (10,720)	$ (9,605)
Adjustments to reconcile net loss to net cash flow from operating activities:
Stock-based expense	371	1,258
Depreciation of property, plant and equipment	8	15
Amortization of debenture issuance cost	446	265
Amortization of intangible and other assets	250	22
Impairments	5,000	3,500
Gain on fair value adjustment of derivative	(1,877)	(126)
Gain on investment		(311)
Other gains		(1,689)
Equity in losses of joint ventures	198	715
Changes in operating assets and liabilities:
Accounts receivable - related party, net	187	(272)
Prepaid expenses and other current assets	(246)	(172)
Inventory		43
Other long-term assets	142	(185)
Accrued expenses and accounts payable	51	422
Net cash used in operating activities	(6,190)	(6,120)
Cash flows from investing activities:
Proceeds from TSEC Joint Venture share transfer		1,689
Proceeds from disposal of property, plant and equipment	1
Equity investment in joint ventures	(11)	(562)
Net cash provided by or (used in) investing activities	(10)	1,127
Cash flows from financing activities:
Gross proceeds from issuance of debenture		8,000
Payments on debenture issuance cost		(786)
Net cash provided by financing activities		7,214
Net increase/(decrease) in cash and cash equivalents	(6,200)	2,221
Cash and cash equivalents, beginning balance	7,071	4,988
Effect of exchange rates on cash		(138)
Cash and cash equivalents, ending balance	871	7,071
Supplemental Disclosures:
Cash paid for interest expense during the year	$ 880	$ 384